Commitments And Contingencies (Schedule Of Operating Lease Maturity) (Details) $ in Millions	Jun. 30, 2019 USD ($)
Commitments and Contingencies [Abstract]
2019 (remaining six months)	$ 16
2020	25
2021	22
2022	16
2023	10
Thereafter	7
Total undiscounted lease payments	96
Less imputed interest	(7)
Total future minimum lease payments	$ 89